Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [abstract]
Service cost	$ 1,621	$ 1,917	$ 2,188
Past service cost		538
Interest on the net defined benefit liability	621	587	451
Net gratuity cost	$ 2,242	$ 3,042	$ 2,639